Fair Value Measurements - Schedule of Assets Measured at Fair Value (Details) - Asset, Held-in-Trust [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Asset:
Investments held in Trust Account	$ 51,996,271	$ 165,653,149	$ 254,251,750
Quoted Prices in Active Markets (Level 1) [Member]
Asset:
Investments held in Trust Account	51,996,271	165,653,149	254,251,750
Significant Other Observable Inputs (Level 2) [Member]
Asset:
Investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Asset:
Investments held in Trust Account